COLUMBIA LARGE CAP CORE FUND
                                  (the "Fund")
            Supplement to Prospectuses dated February 1, 2005 and to the Statement of Additional Information dated February 1, 2005, as revised July 12, 2005

         Effective September 26, 2005, Columbia Large Cap Core Fund will change its name to Columbia Common Stock Fund; accordingly, all references throughout the prospectuses and Statement of Additional Information are changed as appropriate.


                                                           September  23, 2005